Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 42,797	$ 37,840
Costs and expenses
Cost of goods sold	37,185	33,188
Selling, general and administrative	2,050	1,660
Depreciation	1,436	1,373
Amortization of acquired intangible assets	88	46
Interest expense, net	156	81
Equity income	(112)	(89)
Other expense, net	388	703
Income from operations before income taxes	1,606	878
Income taxes	320	237
Net income	1,286	641
Income attributable to non-controlling interests	(73)	(49)
Net income attributable to Magna International Inc.	$ 1,213	$ 592
Earnings per Common Share:
Basic	$ 4.24	$ 2.04
Diluted	$ 4.23	$ 2.03
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	286.2	290.4
Diluted	286.6	291.2